SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 19 - SUBSEQUENT EVENTS We have evaluated all events or transactions that occurred after December 31, 2013 up through the date we issued the consolidated financial statements.